UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21660
                                                     ---------

           CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE FUND, LLC
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          11 MADISON AVENUE, 13TH FLOOR
                               NEW YORK, NY 10010
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   PFPC, INC.
                         301 BELLEVUE PARKWAY, 2ND FLOOR
                              WILMINGTON, DE 19809
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                     Date of reporting period: JUNE 30, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE FUND, LLC (1)

     Investment in Credit Suisse Alternative Capital Relative Value Master Fund, LLC,
     at value  - 99.66% (Cost $9,731,125)                                                     $ 10,160,025

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 0.34%                                                 34,474
                                                                                              ------------
NET ASSETS - 100.00%                                                                          $ 10,194,499
                                                                                              ============

1 Invests the majority of its assets in Credit Suisse Alternative Capital Relative Value Master Fund, LLC. The Schedule of Investments of Credit Suisse Alternative Capital Relative Value Master Fund, LLC is included below.

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

Percentages are as follows:

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Convertible Arbitrage               24.50%
Equity Market Neutral               20.75%
Fixed Income Arbitrage              20.29%
Multi-Strategy                      34.46%

--------------------------------------------------------------------------------

                                                                             PERCENTAGE
                                                                             OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 86.21%       LIQUIDITY (4)           CAPITAL          COST         FAIR VALUE (5)
CONVERTIBLE ARBITRAGE
Context Convertible Arbitrage Fund, L.P.                 Quarterly              10.51%      $  1,000,000      $  1,101,287
Fore Convertible Fund, L.P.                              Quarterly              10.61%         1,000,000         1,112,088
                                                                         ------------       ------------      ------------
                                                                                21.12%         2,000,000         2,213,375
                                                                         ------------       ------------      ------------

EQUITY MARKET NEUTRAL
GSA Capital GMN Partners, L.P.                           Quarterly               7.36%           750,000           770,849
Two Sigma Spectrum U.S. Fund, L.P.                       Quarterly              10.53%         1,000,000         1,103,289
                                                                         -------------------------------------------------
                                                                                17.89%         1,750,000         1,874,138
                                                                         -------------------------------------------------
FIXED INCOME ARBITRAGE
Concordia I, L.P.                                         Monthly               10.34%         1,011,555         1,083,416
The Obsidian Fund, LLC                                   Quarterly               7.15%           750,000           748,912
                                                                         ------------       ------------      ------------
                                                                                17.49%         1,761,555         1,832,328
                                                                         ------------       ------------      ------------

CREDIT SUISSE ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               PERCENTAGE
                                                                               OF MEMBERS'
                                                            LIQUIDITY (4)         CAPITAL            COST            FAIR VALUE (5)
MULTI-STRATEGY
AQR Absolute Return Institutional Fund, L.P.                  Quarterly               5.46%      $      500,000      $      572,570
Amaranth Capital Partners, LLC
    Regular Interest                                          Quarterly              12.74%             925,497           1,334,552
    Side Pocket                                                  (6)                  0.71%              74,503              74,027
Stark Investments Limited Partnership
    Regular Interest                                          Quarterly               9.80%             891,119           1,026,510
    Side Pocket                                                  (6)                  1.00%             108,881             105,251
                                                                            --------------       --------------      --------------
                                                                                     29.71%           2,500,000           3,112,910
                                                                            --------------       --------------      --------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $8,011,555)                                                                    9,032,751
                                                                                                                     --------------

OTHER ASSETS, LESS LIABILITIES 13.79%                                                                                     1,445,759
                                                                                                                     --------------

MEMBERS' CAPITAL 100.00%                                                                                             $   10,478,510
                                                                                                                     ==============

(1)   Fair valued investments.

(2) Securities are issued in private placement transactions and as such are restricted as to resale.

(3)   Non-income producing securities.

(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain of the investments are subject to lock-up provisions ranging from 3 months to 9 months.

(5) The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund if the Registrant's interest were redeemed at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Registrant's valuation procedures, fair value as of each fiscal period end ordinarily will be the value determined as of such fiscal period end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

(6) Side pocket investments are not redeemable until they are realized by the Portfolio Fund Manager or converted to regular interests in the Portfolio Fund.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Credit Suisse Alternative Capital Relative Value Fund, LLC
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Nils Tuchschmid
                         -------------------------------------------------------
                           Nils Tuchschmid, President
                           (principal executive officer)

Date  August 29, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nils Tuchschmid
                         -------------------------------------------------------
                           Nils Tuchschmid, President
                           (principal executive officer)

Date  August 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Edward Poletti
                         -------------------------------------------------------
                           Edward Poletti, Chief Financial Officer and Treasurer (principal financial officer)

Date  August 29, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.